THE EUROPEAN EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1996
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------
COMMON STOCK (90.1%)
AUSTRIA (0.0%)*
Boehler Uddeholm AG (Metals & Mining)............          4,100   $     293,140
                                                                   -------------
BELGIUM (2.9%)
Arbed SA (Metals & Mining).......................         12,790       1,389,145
Banque Bruxelles Lambert SA (Banking)............         14,660       3,106,039
Delhaize Le Lion (Retail)........................         17,000       1,008,830
Electrabel SA (Utilities)........................         22,900       5,414,188
Fortis AG (Insurance)............................         14,464       2,317,737
Generale De Banque SA (Banking)..................          2,590         927,490
PetroFina SA (Oil-Production)....................          8,390       2,667,726
Solvay SA (Chemicals)............................          4,890       2,990,388
                                                                   -------------
                                                                      19,821,543
                                                                   -------------
FINLAND (1.6%)
Metra OY (Industrial)............................         24,000       1,343,455
Nokia AB (Telecommunications-Equipment)..........         92,000       5,325,568
Rautaruukki OY (Metals & Mining).................        150,300       1,385,926
UPM-Kymmene Corporation (Forest Products &
  Paper)+........................................        145,700       3,050,557
                                                                   -------------
                                                                      11,105,506
                                                                   -------------
FRANCE (14.9%)
Alcatel Alsthom (Telecommunications-Equipment)...         35,028       2,808,310
AXA (Insurance)..................................         51,815       3,289,058
Bouygues (Construction & Housing)................         16,418       1,699,044
Canal Plus (Broadcasting & Publishing)...........          6,229       1,373,109
Carrefour Supermarche (Retail)...................          7,397       4,803,526
Castorama Dubois (Retail)........................          7,968       1,368,683
CEP Communications (Broadcasting & Publishing)...         13,400         944,672
Chargeurs International SA (Multi - Industry)+...          6,060         299,577
Christian Dior SA (Retail).......................         35,350       5,691,372
Compagnie Bancaire SA (Financial Services).......         23,300       2,751,860
Compagnie de Saint Gobain (Building Materials)...         20,681       2,919,911

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------
FRANCE (CONTINUED)
Compagnie Generale des Eaux (Utilities)..........         44,939   $   5,558,229
Credit Commercial de France (Banking)............         29,100       1,343,403
Credit Local de France (Financial Services)......         32,000       2,782,214
Elf Aquitaine SA (Oil-Services)..................         94,000       8,539,803
Essilor International (Health Services)..........          8,205       2,485,772
Groupe Danone (Food, Beverages & Tobacco)........         40,338       5,609,895
GTM Entrepose SA (Construction & Housing)........          2,160          99,717
Havas Advertising SA (Business & Public
  Services)......................................         10,100       1,117,098
L'Air Liquide (Chemicals)........................         17,368       2,706,057
L'Oreal (Health & Personal Care).................          3,930       1,477,132
Lafarge SA (Building Materials)..................         17,743       1,062,449
Lagardere Groupe (Entertainment, Leisure &
  Media).........................................         49,850       1,365,454
Lyonnaise des Eaux SA (Utilities)................          7,650         710,593
Pathe SA (Entertainment, Leisure & Media)+.......          6,300       1,514,791
Peugeot SA (Automotive)..........................         21,705       2,438,230
Pinault-Printemps-Redoute SA (Retail)............          5,150       2,038,706
Promodes (Retail)................................         13,730       3,869,102
Rexel SA (Electrical Equipment)..................          4,690       1,420,874
Rhone-Poulenc (Chemicals)........................         74,975       2,551,211
Sanofi (Pharmaceuticals).........................         36,955       3,667,963
Schneider SA (Electronics).......................         23,000       1,061,354
SEITA (Food, Beverages & Tobacco)................         16,900         705,421
SGS - Thomson Microelectronics NV
  (Electronics)+.................................         16,900       1,193,040
Sidel SA (Machinery).............................         39,600       2,719,352
Societe Generale (Banking).......................         35,320       3,811,410
Sommer Allibert (Automotive Supplies)............         33,050         985,383
Synthelabo (Pharmaceuticals).....................         22,910       2,472,237
Total SA (Oil-Services)..........................         52,511       4,262,504
Union des Assurances Federales (Insurance).......         17,960       2,210,998

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EUROPEAN EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------
FRANCE (CONTINUED)
Usinor Sacilor (Metals & Mining).................        116,200   $   1,687,544
Valeo SA (Automotive)............................         20,800       1,280,311
                                                                   -------------
                                                                     102,697,369
                                                                   -------------
GERMANY (13.0%)
Allgemeine Handelsgesellschaft der Verbraucher AG
  (Retail)+......................................          5,576       1,602,851
Allianz AG Holding (Insurance)...................          2,016       3,662,817
BASF AG (Chemicals)..............................        227,700       8,758,664
Bayer AG (Chemicals).............................         89,980       3,666,674
Bayerische Hypotheken-und Wechsel Bank AG
  (Banking)......................................        130,800       3,950,882
Bilfinger & Berger Bau AG (Construction &
  Housing).......................................         70,700       2,591,997
Colonia Konzern (Insurance)......................         22,250       1,833,582
Daimler Benz AG (Automotive)+....................         49,400       3,397,813
Deutsche Pfandbrief & Hypothekenbank AG
  (Banking)......................................         52,200       2,353,068
Deutsche Telekom AG (Telecommunication
  Services)+.....................................        524,379      11,041,463
Douglas Holding AG (Retail)......................         63,100       2,477,145
Dresdner Bank AG (Banking).......................        259,280       7,755,978
Fag Kugelfischer Georg Schaefer AG (Aerospace)...         94,720       1,287,634
Fried, Krupp AG Hoesch Krupp (Machinery).........         25,520       4,123,316
Henkel KGAA (Chemicals)+.........................         35,779       1,713,370
MAN AG (Automotive)..............................          5,400       1,306,981
Munchener Rueckversicherungs-Gesellschaft
  (Insurance)....................................          3,027       7,552,233
RWE AG (Utilities)...............................         21,400         905,374
SAP AG (Computer Software).......................         17,750       2,412,954
Schering AG (Pharmaceuticals)....................         31,700       2,671,991
Siemens AG (Electrical Equipment)................        145,800       6,859,022
SKW Trostberg AG (Chemicals).....................         86,600       2,349,442
Thyssen AG (Metals & Mining).....................          7,000       1,240,016
VEBA AG (Utilities)..............................         79,750       4,605,612
                                                                   -------------
                                                                      90,120,879
                                                                   -------------
IRELAND (1.6%)
Allied Irish Banks PLC (Banking).................        227,300       1,523,446
Bank of Ireland PLC (Banking)....................        246,000       2,240,009
CRH PLC (Building Materials).....................        151,000       1,564,086
Greencore Group PLC (Food, Beverages &
  Tobacco).......................................        326,000       2,085,651
              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------
IRELAND (CONTINUED)
Irish Life PLC (Insurance).......................        319,000   $   1,476,659
Jefferson Smurfit Group PLC (Forest Products &
  Paper).........................................        645,000       1,959,551
                                                                   -------------
                                                                      10,849,402
                                                                   -------------
ITALY (5.1%)
Arnoldo Mondadori Editore SPA (Entertainment,
  Leisure & Media)...............................        199,000       1,616,343
Assicurazioni Generali SPA (Insurance)...........        182,600       3,452,647
Banca Fideuram SPA (Financial Services)..........        503,000       1,103,259
Banca Popolare di Bergamo (Banking)..............         86,000       1,414,008
ENI SPA (Oil-Services)...........................      1,525,000       7,808,040
Fiat SPA (Automotive)............................      2,002,000       3,502,348
Instituto Mobiliare Italiano SPA (Financial
  Services)......................................        149,000       1,273,923
Instituto Nazionale Delle Assicurazioni
  (Insurance)....................................      1,262,000       1,640,060
Mediolanum SPA (Insurance)+......................         61,000         576,100
Montedison SPA (Chemicals)+......................      2,729,000       1,855,828
Olivetti & C SPA (Telecommunications)+...........      2,832,000         996,462
Parmalat Finanziaria SPA (Food, Beverages &
  Tobacco).......................................      1,079,000       1,646,353
Stet Societa' Finanziaria Telefonica SPA
  (Telecommunication Services)...................        561,000       1,890,907
Telecom Italia Mobile SPA (Telecommunication
  Services)......................................      1,440,000       2,050,378
Telecom Italia SPA (Telecommunications)..........      1,593,000       4,127,866
                                                                   -------------
                                                                      34,954,522
                                                                   -------------
NETHERLANDS (6.0%)
ABN Amro Holdings NV (Banking)...................         32,220       2,093,686
Aegon NV (Insurance).............................         55,892       3,557,596
Dutch State Mines NV (Chemicals).................         18,250       1,797,845
ING Groep NV (Financial Services)................         65,350       2,349,934
Koninklijke Bijenkorf Beheer NV (Retail).........         17,100       1,230,793
Koninklijke Hoogovens NV (Metals & Mining).......         33,300       1,386,106
Koninklijke PTT Nederland NV
  (Telecommunications)...........................         70,600       2,689,737

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EUROPEAN EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------
NETHERLANDS (CONTINUED)
Moeara Enim Petroleum MIJ NV (Oil-Services)......            900   $   1,300,775
Moeara Enim Petroleum MIJ NV (New shares)
  (Oil-Services).................................            130       2,480,144
Philips Electronics NV (Electronics).............         67,770       2,742,554
PolyGram NV (Entertainment, Leisure & Media).....         18,400         936,096
Royal Dutch Petroleum Co. (Oil-Services).........         58,240      10,198,594
Unilever NV (Food, Beverages & Tobacco)..........         34,420       6,081,124
Wolters Kluwer NV (Broadcasting & Publishing)....         18,500       2,454,562
                                                                   -------------
                                                                      41,299,546
                                                                   -------------
NORWAY (1.8%)
Aker AS (Series B) (Construction & Housing)......         12,000         242,429
Kvaerner AS, Series B (Capital Goods)............         57,000       2,472,680
Norsk Hydro AS (Oil-Services)....................        110,000       5,943,264
Nycomed ASA, Series B (Medical Supplies)+........         71,800       1,101,955
Storebrand ASA (Insurance)+......................        480,000       2,781,354
                                                                   -------------
                                                                      12,541,682
                                                                   -------------
PORTUGAL (0.6%)
Banco Commercial Portugues SA (Banking)..........        153,500       2,021,948
Banco Espirito Santo e Comercial de Lisboa SA
  (Banking)+.....................................          7,260         127,570
Banco Totta & Acores - Registered B (Banking)....        113,400       2,135,791
Cimpor Cimentos de Portugal SA (Building
  Materials).....................................          5,820         125,135
                                                                   -------------
                                                                       4,410,444
                                                                   -------------
SPAIN (5.4%)
Asturiana de Zinc SA (Metals & Mining)+..........         84,200         831,805
Autopistas Concesionaria Espanola SA
  (Transportation)...............................        100,000       1,376,129
Banco Intercontinental Espanol (Financial
  Services)......................................         23,900       3,698,688
Banco Pastor (Banking)...........................         22,000       1,407,188
              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------
SPAIN (CONTINUED)
Banco Popular Espanol SA (Banking)...............         23,700   $   4,646,165
Cortefiel SA (Retail)............................         42,000       1,259,273
Cubiertas y Mzov SA (Construction & Housing).....          6,600         507,399
Ebro Agricolas Compania de Alimentacion SA (Food,
  Beverages & Tobacco)...........................          4,900          86,077
Empresa Nacional de Electricidad SA (Electric)...         45,300       3,217,927
Fuerzas Electric de Cataluna SA (Electric).......        107,441       1,057,270
Hidroelectrica del Cantabrico SA (Electric)......         38,600       1,470,405
Iberdrola SA (Electric)..........................        490,100       6,932,799
Inmobiliaria Metropolitana Vasco Central SA (Real
  Estate)........................................         13,200         484,566
Repsol SA (Gas Exploration)......................        164,700       6,305,638
Telefonica de Espana (Telecommunications)........        122,500       2,839,419
Telefonica de Espana SA (ADR)
  (Telecommunications)...........................         17,200       1,191,100
                                                                   -------------
                                                                      37,311,848
                                                                   -------------
SWEDEN (1.4%)
Astra AB (Series B) (Pharmaceuticals)............         43,000       2,071,902
Ericsson (LM) (Series B) (Telecommunications-
  Equipment).....................................         75,000       2,317,654
Garphyttan Industrier AB (Automotive Supplies)...         43,000         560,484
Skanska AB (Construction & Housing)..............         16,500         728,578
SKF AB (Series A) (Capital Goods)................         50,000       1,146,012
Stadshypotek AB (Banking)........................         45,000       1,232,421
Svenska Cellulosa AB (Series B) (Forest Products
  & Paper).......................................         40,000         811,362
Volvo AB (Series B) (Automotive).................         40,000         881,661
                                                                   -------------
                                                                       9,750,074
                                                                   -------------
SWITZERLAND (5.6%)
ABB AG (Machinery)...............................            530         657,210
Clariant AG (Chemicals)..........................          3,300       1,408,259
Compagnie Financiere Richemont AG (Food,
  Beverages & Tobacco)...........................            960       1,344,135

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EUROPEAN EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------
SWITZERLAND (CONTINUED)
CS Holding AG (Banking)..........................          5,700   $     583,702
Georg Fischer AG (Automotive Supplies)...........          1,110       1,149,084
Julius Baer Holdings AG (Banking)................          1,270       1,327,013
Liechtenstein Global Trust AG (Banking)..........          1,800         919,624
Nestle SA (Food, Beverages & Tobacco)............          3,820       4,088,218
Novartis AG (Pharmaceuticals)+...................         11,070      12,639,195
Roche Holding AG (Pharmaceuticals)...............            600       4,653,979
Schweizerische Rueckversicherungs-Gesellschaft
  (Insurance)....................................          2,328       2,477,588
Schweizerischer Bankverein (Banking).............         22,930       4,346,160
Societe Generale de Surveillance Holding SA
  (Commercial Services)..........................          2,800       1,226,166
TAG Heuer International SA (ADR) (Apparels &
  Textiles)+.....................................         26,000         419,250
Zurich Versicherungsgesellschaft (Insurance).....          4,500       1,246,721
                                                                   -------------
                                                                      38,486,304
                                                                   -------------
UNITED KINGDOM (30.2%)
Abbey National PLC (Banking).....................        546,900       7,150,353
Allied Colloids Group PLC (Chemicals)............        920,600       1,898,385
Allied Domecq PLC (Food, Beverages & Tobacco)....        400,000       3,135,102
Amersham International PLC (Biotechnology).......        127,700       2,513,130
Bass PLC (Food, Beverages & Tobacco).............        188,000       2,644,575
BAT Industries PLC (Food, Beverages & Tobacco)...        734,600       6,084,466
BOC Group PLC (Chemicals)........................        107,000       1,600,374
Britannic Assurance PLC (Insurance)..............        227,900       2,808,038
British Aerospace PLC (Aerospace)................        109,100       2,386,062
British Airways PLC (Airlines)...................        360,500       3,741,642
British Petroleum Company PLC (Oil-Services).....      1,206,190      14,449,073
British Telecommunications PLC
  (Telecommunications)...........................      1,005,500       6,796,814
              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------
UNITED KINGDOM (CONTINUED)
BTR PLC (Multi - Industry).......................        991,000   $   4,833,311
Cadbury Schweppes PLC (Food, Beverages &
  Tobacco).......................................        110,000         928,038
Compass Group PLC (Food, Beverages & Tobacco)....        235,500       2,498,669
Dalgety PLC (Food, Beverages & Tobacco)..........        246,800       1,533,126
EMI Group PLC (Entertainment, Leisure & Media)...        123,900       2,925,485
General Cable PLC (Broadcasting & Publishing)+...         78,700         262,625
General Electric Company PLC (Electrical
  Equipment).....................................        379,800       2,489,316
Glaxo Wellcome PLC (Pharmaceuticals).............        709,500      11,534,591
Glynwed International PLC (Metals & Mining)......        443,700       2,551,261
Guardian Royal Exchange PLC (Insurance)..........        727,000       3,464,861
Guinness PLC (Food, Beverages & Tobacco).........        408,000       3,204,786
Hillsdown Holdings PLC (Food, Beverages &
  Tobacco).......................................        975,000       3,337,035
HSBC Holdings PLC (Banking)......................        537,075      11,994,210
Hyder PLC (Water)................................        197,116       2,516,442
Inchcape PLC (Commercial Services)...............         87,000         403,473
Kingfisher PLC (Retail)..........................        373,600       4,027,853
Ladbroke Group PLC (Entertainment, Leisure &
  Media).........................................        684,800       2,718,804
Lloyds TSB Group PLC (Banking)...................        932,560       6,878,287
Lucas Varity PLC (Automotive Supplies)+..........        720,000       2,747,664
Marks & Spencer PLC (Retail).....................        241,900       2,036,701
MEPC PLC (Real Estate)...........................        443,100       3,290,923
National Grid Group PLC (Electric)...............        590,500       1,970,519
National Power PLC (Electric)....................        285,000       2,380,076
Pilkington PLC (Building Materials)..............        808,400       2,185,796
Prudential Corporation PLC (Insurance)...........        340,000       2,862,663
Racal Electronic PLC (Telecommunications-
  Equipment).....................................        644,800       2,824,823
Rank Group PLC (Entertainment, Leisure &
  Media).........................................        470,000       3,522,883

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EUROPEAN EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------
UNITED KINGDOM (CONTINUED)
Reuters Holdings (Broadcasting & Publishing).....        313,000   $   4,019,955
RMC Group PLC (Building Materials)...............        115,000       1,967,995
Rolls-Royce PLC (Aerospace)......................        498,000       2,190,225
Royal Bank of Scotland Group (Banking)...........        288,700       2,776,574
RTZ Corp. PLC (Metals & Mining)..................        202,465       3,249,967
Sainsbury (J.) PLC (Retail)......................        832,841       5,515,683
Scottish Hydro-Electric PLC (Utilities)..........        514,000       2,876,319
Scottish Power PLC (Electric)....................        601,200       3,611,206
Sears PLC (Retail)...............................      2,253,000       3,624,226
SmithKline Beecham PLC (Pharmaceuticals).........        444,750       6,149,694
Standard Chartered PLC (Banking).................        177,650       2,179,770
Tarmac PLC (Construction & Housing)..............      1,245,100       2,098,779
Tesco PLC (Retail)...............................        593,000       3,592,396
Tomkins PLC (Multi - Industry)...................        660,000       3,049,537
Unilever PLC (Food, Beverages & Tobacco).........         74,000       1,791,902
United News & Media PLC (Broadcasting &
  Publishing)....................................        182,600       2,178,009
Vickers PLC (Capital Goods)......................        488,000       2,121,191
Vodafone Group PLC (Telecommunications)..........      1,026,500       4,338,925
Zeneca Group PLC (Pharmaceuticals)...............        132,000       3,715,917
                                                                   -------------
                                                                     208,180,505
                                                                   -------------
TOTAL COMMON STOCK (COST $512,066,624)...........                    621,822,764
                                                                   -------------
PREFERRED STOCK (1.4%)
GERMANY (1.4%)
GEA AG (Machinery)...............................          4,300       1,351,851
Jungheinrich AG (Machinery)......................         11,350       1,281,480
RWE AG (Utilities)...............................        121,370       4,095,258
Volkswagen AG (Automotive).......................          9,800       3,144,554
                                                                   -------------
TOTAL PREFERRED STOCK (COST $9,580,181)..........                      9,873,143
                                                                   -------------
              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------

RIGHTS (0.0%)*
UNITED KINGDOM (0.0%)*
Allied Colloids Group PLC (Chemicals) (cost
  $0)+...........................................        247,314   $      10,581
                                                                   -------------

WARRANTS (0.9%)
GERMANY (0.9%)
Allianz AG Holding, Expiring 2/23/98
  (Insurance)+...................................         14,670         767,241
Veba International Finance, Expiring 4/6/98
  (Utilities)+...................................          7,640       2,444,032
Volkswagen AG, Expiring 10/27/98 (Automotive)+...         19,490       2,908,750
                                                                   -------------
                                                                       6,120,023
                                                                   -------------
SWITZERLAND (0.0%)*
Schweizerischer Bankverein, Expiring 6/30/00
  (Banking)+.....................................          2,300           6,338
                                                                   -------------
TOTAL WARRANTS (COST $4,525,820).................                      6,126,361
                                                                   -------------
                                                     PRINCIPAL
                                                      AMOUNT
                                                   -------------
CONVERTIBLE BONDS (0.3%)
                                                        (IN DEM)
                                                   -------------
GERMANY (0.0%)*
Commerzbank AG, 8.00% due 06/01/07 (Banking).....          3,000           2,390
                                                                   -------------
                                                        (IN ITL)
                                                   -------------

ITALY (0.1%)
Republic of Italy, 6.50% due 06/28/01 (Government
  Obligations)...................................    810,000,000         538,047
                                                                   -------------
                                                        (IN CHF)
                                                   -------------

SWITZERLAND (0.2%)
Sandoz Capital BVI. Ltd., 1.25% due 10/23/02
  (Financial Services)...........................      1,570,000       1,739,284
                                                                   -------------
TOTAL CONVERTIBLE BONDS (COST $1,897,498)........                      2,279,721
                                                                   -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EUROPEAN EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------

                                                     PRINCIPAL
              SECURITY DESCRIPTION                    AMOUNT           VALUE
-------------------------------------------------  -------------   -------------
SHORT-TERM INVESTMENTS (3.4%)
TIME DEPOSITS--FOREIGN (3.4%)
State Street Bank Cayman Islands, 4.88% due
  01/02/97 (cost $23,206,000)....................  $  23,206,000   $  23,206,000
                                                                   -------------
TOTAL INVESTMENTS (COST $551,276,123) (96.1%)...................
                                                                     663,318,570
OTHER ASSETS IN EXCESS OF LIABILITIES (3.9%)....................
                                                                      26,750,578
                                                                   -------------
NET ASSETS (100.0%).............................................   $ 690,069,148
                                                                   -------------
                                                                   -------------

------------------------------
Note:Based on the cost of investments of $552,447,681 for Federal Income Tax purposes at December 31, 1996 the aggregate gross unrealized appreciation and depreciation was $118,717,202 and $7,846,313 respectively, resulting in net unrealized appreciation of $110,870,889.

+ Non-income producing securities.

* Less than 0.1%

ADR - American Depositary Receipt

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EUROPEAN EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------

INDUSTRY DIVERSIFICATION
                                                                                  PERCENT OF
                                                                                     TOTAL
                                                                                  INVESTMENTS
                                                                                  -----------
Banking.........................................................................      15.60%
Oil-Services....................................................................       8.29%
Pharmaceuticals.................................................................       7.47%
Insurance.......................................................................       7.23%
Food, Beverages & Tobacco.......................................................       7.06%
Retail..........................................................................       6.66%
Chemicals.......................................................................       5.02%
Utilities.......................................................................       4.01%
Telecommunications..............................................................       3.46%
Electric........................................................................       3.11%
Automotive......................................................................       2.84%
Financial Services..............................................................       2.37%
Telecommunication Services......................................................       2.26%
Entertainment, Leisure & Media..................................................       2.20%
Metals & Mining.................................................................       2.11%
Telecommunications-Equipment....................................................       2.00%
Broadcasting & Publishing.......................................................       1.69%
Electrical Equipment............................................................       1.62%
Machinery.......................................................................       1.53%
Building Materials..............................................................       1.48%
Multi - Industry................................................................       1.23%
Construction & Housing..........................................................       1.20%
Gas Exploration.................................................................       0.95%
Aerospace.......................................................................       0.89%
Forest Products & Paper.........................................................       0.88%
Capital Goods...................................................................       0.87%
Automotive Supplies.............................................................       0.82%
Electronics.....................................................................       0.75%
Airlines........................................................................       0.57%
Real Estate.....................................................................       0.57%
Oil-Production..................................................................       0.40%
Biotechnology...................................................................       0.38%
Water...........................................................................       0.38%
Computer Software...............................................................       0.37%
Health Services.................................................................       0.37%
Commercial Services.............................................................       0.25%
Health & Personal Care..........................................................       0.22%
Transportation..................................................................       0.21%
Industrial......................................................................       0.20%
Business & Public Services......................................................       0.17%
Hospital Supplies...............................................................       0.17%
Government Obligations..........................................................       0.08%
Apparels & Textiles.............................................................       0.06%
                                                                                  -----------
                                                                                     100.00%
                                                                                  -----------
                                                                                  -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EUROPEAN EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $551,276,123 )          $663,318,570
Foreign Currency at Value (Cost $926,936)               959,737
Cash                                                        452
Receivable for Investments Sold                      26,633,133
Dividends and Interest Receivable                     1,205,944
Deferred Organization Expenses                           21,624
Prepaid Trustees' Fees                                    2,327
Prepaid Expenses and Other Assets                           704
                                                   ------------
    Total Assets                                    692,142,491
                                                   ------------

LIABILITIES
Payable for Investments Purchased                     1,327,041
Unrealized Depreciation of Open Spot Foreign
  Currency Contracts                                    198,102
Advisory Fee Payable                                    366,965
Custody Fee Payable                                     108,708
Administrative Services Fee Payable                      17,905
Administration Fee Payable                                1,796
Fund Services Fee Payable                                   921
Accrued Expenses and Accounts Payable                    51,905
                                                   ------------
    Total Liabilities                                 2,073,343
                                                   ------------

NET ASSETS
Applicable to Investors' Beneficial Interests      $690,069,148
                                                   ------------
                                                   ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EUROPEAN EQUITY PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED DECEMBER 31, 1996
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividend Income (Net of Foreign Withholding Tax
  of $3,886,268 )                                                $ 13,443,707
Interest Income                                                       893,326
                                                                 ------------
    Investment Income                                              14,337,033

EXPENSES
Advisory Fee                                       $ 3,735,998
Custodian Fees and Expenses                            795,960
Administrative Services Fee                            161,993
Professional Fees and Expenses                          57,414
Administration Fee                                      45,735
Fund Services Fee                                       25,144
Trustees' Fees and Expenses                             10,222
Printing Expenses                                        7,045
Amortization of Organization Expense                     6,694
Insurance Expense                                        4,485
Registration Fees                                          610
Miscellaneous                                              601
                                                   -----------
    Total Expenses                                                  4,851,901
                                                                 ------------
NET INVESTMENT INCOME                                               9,485,132

NET REALIZED GAIN ON
  Investment Transactions (including $1,724,477
    net realized gain from futures contracts)       27,745,242
  Foreign Currency Transactions                        467,117
                                                   -----------
    Net Realized Gain                                              28,212,359

NET CHANGE IN UNREALIZED APPRECIATION OF
  Investments                                       75,144,818
  Foreign Currency Contracts and Translations           16,246
                                                   -----------
    Net Change in Unrealized Appreciation                          75,161,064
                                                                 ------------

NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                     $112,858,555
                                                                 ------------
                                                                 ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EUROPEAN EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                        FOR THE PERIOD
                                                                        MARCH 28, 1995
                                                                       (COMMENCEMENT OF
                                                    FOR THE FISCAL      OPERATIONS) TO
                                                      YEAR ENDED         DECEMBER 31,
                                                   DECEMBER 31, 1996         1995
                                                   -----------------   ----------------

INCREASE IN NET ASSETS

FROM OPERATIONS
Net Investment Income                              $      9,485,132    $     4,300,747
Net Realized Gain on Investments and Foreign
  Currency Transactions                                  28,212,359          6,759,498
Net Change in Unrealized Appreciation of
  Investments and Foreign Currency Contracts and
  Translations                                           75,161,064         36,897,712
                                                   -----------------   ----------------
    Net Increase in Net Assets Resulting from
      Operations                                        112,858,555         47,957,957
                                                   -----------------   ----------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                           276,685,442        432,918,641
Withdrawals                                            (131,367,814)       (48,983,833)
                                                   -----------------   ----------------
    Net Increase from Investors' Transactions           145,317,628        383,934,808
                                                   -----------------   ----------------
    Total Increase in Net Assets                        258,176,183        431,892,765

NET ASSETS
Beginning of Period                                     431,892,965                200
                                                   -----------------   ----------------
End of Period                                      $    690,069,148    $   431,892,965
                                                   -----------------   ----------------
                                                   -----------------   ----------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                        FOR THE PERIOD
                                                                        MARCH 28, 1995
                                                                       (COMMENCEMENT OF
                                                    FOR THE FISCAL      OPERATIONS) TO
                                                      YEAR ENDED         DECEMBER 31,
                                                   DECEMBER 31, 1996         1995
                                                   -----------------   ----------------

RATIOS TO AVERAGE NET ASSETS
  Expenses                                                     0.84%              0.90%(a)
  Net Investment Income                                        1.65%              1.67%(a)
Portfolio Turnover                                               57%                36%(b)
Average Broker Commissions                         $         0.0230                 --

------------------------
(a) Annualized.

(b) Not annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EUROPEAN EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1996
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The European Equity Portfolio (the "Portfolio") is one of five subtrusts (portfolios) comprising The Series Portfolio (the "Series Portfolio"). The Series Portfolio is registered under the Investment Company Act of 1940, as amended (the "Act"), as a no-load open-end management investment company which was organized as a trust under the laws of the State of New York on June 24, 1994. The Portfolio's investment objective is to achieve a high total return from a portfolio of equity securities of European companies. The Portfolio commenced operations on March 28, 1995. The Series Portfolio's Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio.

Investments in European markets may involve certain considerations and risks not typically associated with investments in the United States. Future economic and political developments in European countries could adversely affect the liquidity or value, or both, of such securities in which the Portfolio is invested. The ability of the issuers of the debt securities held by the Portfolio to meet their obligations may be affected by economic and political developments in a specific industry or region.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Portfolio:

    a)The value of each security for which readily available market quotations exists is based on a decision as to the broadest and most representative market for such security. The value of such security will be based either on the last sale price on a national securities exchange or, in the absence of recorded sales, at the readily available closing bid price on such exchange, or at the quoted bid price in the over-the-counter market. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by the Portfolio's Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; operating data; and general market conditions. All portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method.

      Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days on which the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Portfolio's Trustees.

    b)The books and records of the Portfolio are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and foreign currency contracts are translated at the prevailing exchange rates at the end of the period. Purchases, sales, income and expense are translated at the

THE EUROPEAN EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------
      exchange rates prevailing on the respective dates of such transactions. Translation gains and losses resulting from changes in exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations.

      Although the net assets of the Portfolio are presented at the exchange rates and market values prevailing at the end of the period, the Portfolio does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

    c)Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or at the time that the relevant ex-dividend date and amount becomes known. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

    d)The Portfolio may enter into forward and spot foreign currency contracts to protect securities and related receivables and payables against fluctuations in future foreign currency rates. A forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate. Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

      The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily based on procedures established by and under the general supervision of the Portfolio's Trustees, and the change in the market value is recorded by the Portfolio as unrealized appreciation or depreciation of forward and spot foreign currency contract translations. At December 31, 1996, the Portfolio had no open forward foreign currency contracts.

    e)Futures - A futures contract is an agreement to purchase/sell a specified quantity of an underlying instrument at a specified future date or to make/receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when the Portfolio enters into the contract. Upon entering into such a contract, the Portfolio is required to pledge to the broker an amount of cash and/or securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time when it was closed. The Portfolio invests in futures contracts solely for the purpose of hedging its existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts.

    f)The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It

THE EUROPEAN EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------
      is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The Portfolio earns foreign income which may be subject to foreign withholding taxes at various rates.

    g)The Portfolio has incurred $33,000 in organization expenses. Morgan Guaranty Trust Company of New York ("Morgan") has agreed to pay the organization expenses of the Portfolio. The Portfolio has agreed to reimburse Morgan for these costs which are being deferred and will be amortized on a straight-line basis over a period not to exceed five years beginning with the commencement of operations of the Portfolio.

    h)Expenses incurred by the Series Portfolio with respect to any two or more portfolios in the Series Portfolio are allocated in proportion to the net assets of each portfolio in the Series Portfolio, except where allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

2. TRANSACTIONS WITH AFFILIATES

    a)The Portfolio has an Investment Advisory Agreement with Morgan. Under the terms of the agreement, the Portfolio pays Morgan at an annual rate of 0.65% of the Portfolio's average daily net assets. For the fiscal year ended December 31, 1996 such fees amounted to $3,735,998.

    b)The Portfolio had retained Signature Broker-Dealer Services, Inc. ("Signature") to serve as administrator and exclusive placement agent. Under an Administration Agreement, Signature provided administrative services necessary for the operations of the Portfolio, furnished office space and facilities required for conducting the business of the Portfolio and paid the compensation of the Portfolio's officers affiliated with Signature. The agreement provided for a fee to be paid to Signature equal to the Portfolio's proportionate share of a complex-wide fee based on the following annual schedule: 0.03% on the first $7 billion of the aggregate average daily net assets of the Portfolio and the other portfolios (the "Master Portfolios") in which The JPM Pierpont Funds, The JPM Institutional Funds or The JPM Advisor Funds invest and 0.01% on the aggregate average daily net assets of the Master Portfolios in excess of $7 billion. The portion of this charge paid by the Portfolio was determined by the proportionate share its net assets bore to the total net assets of The JPM Pierpont Funds, The JPM Institutional Funds, The JPM Advisor Funds and the Master Portfolios. For the period from January 1, 1996 to July 31, 1996, such fees amounted to $38,675. The Administration Agreement with Signature was terminated July 31, 1996.

      Effective August 1, 1996, certain administrative functions formerly provided by Signature are provided by Funds Distributor, Inc. ("FDI"), a registered broker-dealer, and by Morgan. FDI also serves as the Portfolio's exclusive placement agent. Under a Co-Administration Agreement between FDI and the Portfolio, the Portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Portfolio is based on the ratio of the Portfolio's net assets to the aggregate net assets of The JPM Pierpont Funds, The JPM Institutional Funds, The JPM Advisor Funds, the Master Portfolios and JPM Series Trust. For the period from August 1, 1996 to December 31, 1996, the fee for these services amounted to $7,060.

THE EUROPEAN EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------

      On November 15, 1996, The JPM Advisor Funds terminated operations and were liquidated. Subsequent to that date, the net assets of The JPM Advisor Funds are no longer included in the calculation of the allocation of FDI's fees.

    c)The Portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for overseeing certain aspects of the administration and operation of the Portfolio. Under the Services Agreement, the Portfolio had agreed to pay Morgan a fee equal to its proportionate share of an annual complex-wide charge. Until July 31, 1996, this charge was calculated daily based on the aggregate net assets of the Master Portfolios in accordance with the following annual schedule: 0.06% on the first $7 billion of the Master Portfolios' aggregate average daily net assets and 0.03% of the Master Portfolios' aggregate average daily net assets in excess of $7 billion. The portion of this charge paid by the Portfolio was determined by the proportionate share that the Portfolio's net assets bore to the net assets of the Master Portfolios and investors in the Master Portfolios for which Morgan provided similar services. For the period from January 1, 1996 through July 31, 1996, the fee for these services amounted to $76,517.

      After July 31, 1996, the Services Agreement was amended such that the annual complex-wide charge is calculated daily based on the aggregate average daily net assets of the Master Portfolios and JPM Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge paid by the Portfolio is determined by the proportionate share its net assets bear to the net assets of the Master Portfolios, investors in the Master Portfolios for which Morgan provides similar services, and JPM Series Trust. For the period from August 1, 1996 to December 31, 1996, the fee for these services amounted to $85,476.

    d)The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of Group. The Portfolio's allocated portion of Group's costs in performing its services amounted to $25,144 for the fiscal year ended December 31, 1996.

    e)An aggregate annual fee of $65,000 is paid to each Trustee for serving as a Trustee of The JPM Pierpont Funds, The JPM Institutional Funds, the Master Portfolios and JPM Series Trust. The Trustees' Fees and Expenses shown in the financial statements represent the Portfolio's allocated portion of the total fees and expenses. The Portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and received compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $3,223.

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the fiscal year ended December 31, 1996 were as follows:

    COST OF         PROCEEDS
   PURCHASES       FROM SALES
---------------  ---------------
 $439,251,959    $   313,217,557

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of
The European Equity Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The European Equity Portfolio (one of the portfolios comprising part of the Series Portfolio, hereafter referred to as the "Portfolio") at December 31, 1996, the results of its operations for the year then ended, and the changes in its net assets and the supplementary data for the year then ended and for the period March 28, 1995 (commencement of operations) to December 31, 1995, in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1996 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
New York, New York
February 21, 1997